Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Financial Assets, Current
Disclosure of financial assets [line items]
Financial assets	$ 103,514	$ 107,992	$ 9,568
Restricted Cash, Current
Disclosure of financial assets [line items]
Financial assets	97,017	106,869	8,540
Derivative Instruments, Current
Disclosure of financial assets [line items]
Financial assets	6,497	1,123	1,028
Financial Assets, Non-Current
Disclosure of financial assets [line items]
Financial assets	36,372	0	2,075
Restricted Cash, Non-Current
Disclosure of financial assets [line items]
Financial assets	36,372	0	0
Derivative Instruments, Non-Current
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0	$ 2,075